Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, plant and equipment include the following:

		December 31,
	Useful Life	2016	2015
Land		$5,040,482	$5,040,482
Land improvements	15 years or life of lease	3,640,976	3,734,178
Buildings	15-39 years	54,833,021	53,886,349
Drilling rigs and related equipment	3-15 years	138,526,519	139,619,078
Pressure pumping equipment	3-5 years	96,500,592	93,956,896
Coil tubing equipment	4-10 years	28,019,217	30,190,216
Rail improvements	10-20 years	4,276,928	3,932,750
Vehicles, trucks and trailers	5-10 years	33,140,599	32,654,188
Machinery and equipment	7-20 years	35,548,357	37,829,135
Other property and equipment	3-12 years	11,461,839	11,217,270
		410,988,530	412,060,542
Deposits on equipment and equipment in process of assembly		9,427,307	2,812,083
		420,415,837	414,872,625
Less: accumulated depreciation		178,296,174	119,989,693
Property, plant and equipment, net		$242,119,663	$294,882,932

Schedule Of Depreciation, Depletion, Accretion And Amortization Expense
A summary of depreciation, depletion, accretion and amortization expense is shown below:

	Years Ended December 31,
	2016	2015	2014
Depreciation expense	$62,195,797	$64,567,989	$35,087,404
Accretion and depletion expense (see Note 2)	1,048,601	829,210	339,794
Amortization expense (see Note 6)	9,071,000	9,101,375	938,400
Depreciation, depletion, accretion and amortization	$72,315,398	$74,498,574	$36,365,598